Statements Of Changes In Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Tax expense (benefit) allocated to other comprehensive income (loss)	$ 3,541	$ 132	$ 1,419
Stock based compensation	26	30	24
Stock-based compensation	15,760	12,141	$ 10,463
Dividends paid and declared	$ (88,982)	$ (89,303)